Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2023	284	380	130	420	1,214
Additions	37	97	12	49	195
Amounts utilised	(113)	(145)	(24)	(64)	(346)
Unused amounts reversed	(33)	(45)	(24)	(39)	(141)
Exchange and other movements	(8)	(4)	6	17	11
At 30 Jun 2024	167	283	100	383	933
Contractual commitments[1]
At 31 Dec 2023					527
Net change in expected credit loss provision and other movements					76
At 30 Jun 2024					603
Total provisions
At 31 Dec 2023					1,741
At 30 Jun 2024					1,536
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.